Summary of Significant Accounting Policies - Revenue Recognition and Product Warranty (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Product Information [Line Items]
Time based licenses, term revenue recognized	2 years
Range of product warranty	30 days
Maximum [Member]
Product Information [Line Items]
Time based licenses, term revenue recognized	5 years
Range of product warranty	3 years